Sales of Certain Receivables - Sales of EIP Receivables (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Aug. 31, 2017	Dec. 31, 2016
Variable Interest Entity [Line Items]
Other current assets	$ 1,903		$ 1,537
Other assets	912		674
EIP Securitization Arrangement
Variable Interest Entity [Line Items]
Revolving receivables facility, maximum borrowing capacity	1,300	$ 1,200
Revolving receivables facility, outstanding borrowings	$ 1,300		1,200
Equipment installment plan, maximum payment term	24 months
Other current assets	$ 403		371
Other assets	109		83
Other long-term liabilities	$ 3		$ 4